INVESTMENT GRADE MUNICIPAL INCOME FUND INC.                    SEMIANNUAL REPORT

                                                                    May 20, 1999

Dear Shareholder,

We are pleased to present you with the semiannual report for the Investment Grade Municipal Income Fund Inc. (the "Fund") for the six-month period ended March 31, 1999.

MARKET REVIEW
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
The crisis in Russia last August and fears of it spreading to Latin America heightened investors' aversion to credit risk and prompted them to sell other securities in favor of U.S. Treasurys. The "flight to quality" ultimately drove U.S. Treasury bond yields to a low of 4.70% in October. To fend off a threatening global financial crisis, the Federal Reserve cut the short-term interest rate by 0.25% three times in as many months, lowering it from 5.50% to 4.75%. As the bond markets began to stabilize, investors returned to them in search of bargains.

   Long-term interest rates remained in the low 5% range until early February 1999, when Federal Reserve Chairman Alan Greenspan expressed an inclination to restrain economic policy and confessed that he might have overdone interest-rate cuts during the fall crisis. This surprised market participants, and the yield on the 30-year Treasury bond rose by about one-half of a percentage point in response. Economic growth and inflation held steady, however, so investors had no real cause for concern.

   As Treasury yields rose in February, municipal bonds strongly outperformed taxable bonds, reversing their underperformance throughout 1998. Long-term AAA-rated municipal bonds finished the fiscal year yielding about 84% of comparable U.S. Treasurys--close to their historical average. At year-end 1998, municipal bonds yielded about 97% of U.S. Treasurys. As rates rose, municipalities delayed their financing, further decreasing supply and resulting in significant municipal bond outperformance.

PORTFOLIO REVIEW
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
Performance--For the six-month period ended March 31, 1999, the Fund (symbol:
PPM) returned 1.36% based on changes in the Fund's net asset value (assuming, for illustration only, that dividends were reinvested at the net asset value on the payable dates) and 2.46% based on changes in its share price on the New York Stock Exchange (assuming dividends were reinvested under the Dividend Reinvestment Plan).

  At March 31, 1999, the Fund's net asset value per share was $16.87, while its share price on the New York Stock Exchange was $15.88. During the six-month period ended March 31, 1999, the Fund paid dividends to common stockholders from net investment income totaling $0.45 per share, or $0.075 per share per month. Based on the dividend paid in March and the Fund's market price on March 31, 1999, the Fund's annualized market yield was 5.67%.

 Highlights--During the period we sold some pre-refunded holdings and replaced them with longer-maturity securities to maintain our duration (interest-rate exposure) targets. Portfolio additions during the period included Massachusetts Water (0.8%), Philadelphia School District (1.1%) and New York City (0.6%).* Each bond purchased represents an attractive structure that provides convexity, that is, greater potential for total return, and above average-yield for its duration risk.

* Weightings represent percentages of portfolio assets as of March 31, 1999. The Fund's portfolio is actively managed and its composition will vary over time.

INVESTMENT GRADE
MUNICIPAL
INCOME FUND INC.

Top Five Sectors*

Power 17.1%
      ----------
Water 15.5%
     --------
Healthcare 11.1%
    ------
General
Obligations 11.1%
    ------
Sales Tax 7.4%
   ----

INVESTMENT GRADE
MUNICIPAL
INCOME FUND INC.
FUND PROFILE

Goal:
High current income exempt from federal income tax, consistent with preservation of capital

Portfolio Managers:
Elbridge T. Gerry, III, Cynthia N. Bow, Mitchell Hutchins Asset Management Inc.

Total Net Assets:
$254.7 million as of March 31, 1999

Dividend Payments:
Monthly

SEMIANNUAL REPORT

INVESTMENT GRADE
MUNICIPAL
INCOME FUND INC.

Credit Quality*

[GRAPHIC OMITTED]

OUTLOOK
--------------------------------------------------------------------------------
[GRAPHIC OMITTED]
Concerns about the domestic economy and inflation have reemerged recently. Though we continue to look for swap opportunities to achieve our duration targets, we have become more cautious and expect to target a more moderate level of interest rate risk than we would have six months ago. Municipal issuance was moderate during the last reporting period. We do not expect it to change dramatically in the next period, and believe that municipal bonds will stay within their current trading range in relation to taxable bonds.

  Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For a Quarterly Review on Investment Grade Municipal Income Fund Inc. or a fund in the PaineWebber Family of Funds,/1 please contact your Financial Advisor.

Sincerely,

/s/ Margo Alexander
---------------------------------------------
Margo Alexander
Chairman and Chief Executive Officer
Mitchell Hutchins Asset Management Inc.

/s/ Brian M. Storms
---------------------------------------------
Brian M. Storms
President and Chief Operating Officer
Mitchell Hutchins Asset Management Inc.

/s/ Elbridge T. Gerry, III
---------------------------------------------
Elbridge T. Gerry, III
Senior Vice President
Mitchell Hutchins Asset Management Inc.
Portfolio Manager, Investment Grade Municipal
Income Fund, Inc.

/s/ Cynthia N. Bow
---------------------------------------------
Cynthia N. Bow
Vice President
Mitchell Hutchins Asset Management Inc.
Portfolio Manager, Investment Grade Municipal
Income Fund Inc.

  This letter is intended to assist shareholders in understanding how the Fund performed during the six-month period ended March 31, 1999, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances. We encourage you to consult your Financial Advisor regarding your personal investment program.

--------------
  *Weightings represent percentages of portfolio assets as of March 31, 1999.
   The Fund's portfolio is actively managed and its composition will vary over time.

  1/ Mutual funds are sold by prospectus only. The prospectuses for the funds contain more complete information regarding risks, charges and expenses, and should be read carefully before investing.

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS                              MARCH 31, 1999 (unaudited)

Principal
  Amount                                                              Moody's      S&P       Maturity     Interest
  (000)                                                                Rating     Rating       Dates        Rates          Value
---------                                                             -------     ------     --------     --------         -----
LONG-TERM MUNICIPAL BONDS--97.96%

Alaska--2.80%
$ 6,540  Valdez Marine Terminal British Petroleum Company
           Sohio Pipeline Project...................................   Aa2          AA+      12/01/25      7.000%       $  7,131,216
                                                                                                                        ------------
California--2.64%
  3,500  California Public Works Board
           California State University Library Projects Series A
           (Pre-refunded with U.S. Government Securities to
           09/01/00 @ 102)..........................................   Aaa          AAA      09/01/16      6.250           3,717,700
  3,000  California Statewide Communities Development Authority
           Irvine Apartment Communities Series A-3..................   Baa2         BBB      05/17/10      5.100+          2,997,300
                                                                                                                        ------------
                                                                                                                           6,715,000
                                                                                                                        ------------
Colorado--3.38%
  5,950  Arapahoe County Capital Improvement Trust Fund
           Highway Revenue (Pre-refunded with
           U.S. Government Securities to 08/31/05 @103).............   Aaa          NR       08/31/26      7.000           7,093,352
  1,500  Denver City & County
           Excise Tax Revenue Bonds (MBIA Insured)..................   Aaa          AAA      09/01/14      6.500           1,519,650
                                                                                                                        ------------
                                                                                                                           8,613,002
                                                                                                                        ------------
Connecticut--3.66%
  8,590  Connecticut Housing Finance Authority Series A & B.........   Aa3          AA       05/15/14 to   6.200 to
                                                                                             11/15/23      6.750           9,322,878
                                                                                                                        ------------
Georgia--0.21%
    500  Municipal Electric Authority of Georgia Series B...........   A3           A        01/01/16      6.375             537,380
                                                                                                                        ------------
Illinois--11.02%
  1,000  Illinois Educational Facilities Authority
           Northwestern University (Pre-refunded with
           U.S. Government Securities to 12/01/01 @ 102)............   NR           AA+      12/01/21      6.900           1,101,930
  1,890  Illinois Toll & Highway Authority Series A (FGIC Insured)..   Aaa          AAA      01/01/16      6.200           2,079,832
  2,650  University of Illinois Auxiliary Facilities................   Aa3          AA-      04/01/22      5.750           2,780,963
  7,380  Chicago Gas Supply Revenue People's Gas....................   Aa3          AA-      03/01/15      6.875           8,025,750
    250  Metropolitan Pier & Exposition Authority...................   A1           AA-      06/15/27      6.500             273,090
 11,350  Metropolitan Pier & Exposition Authority
           (Pre-refunded with U.S. Government Securities to
           06/15/03 @ 102)..........................................   Aaa          AA-      06/15/27      6.500          12,723,690
  1,000  Naperville Electric Revenue................................   Aa2          NR       05/01/12      5.700           1,072,180
                                                                                                                        ------------
                                                                                                                          28,057,435
                                                                                                                        ------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

Principal
  Amount                                                              Moody's      S&P       Maturity     Interest
  (000)                                                                Rating     Rating       Dates        Rates          Value
---------                                                             -------     ------     --------     --------         -----
LONG-TERM MUNICIPAL BONDS (continued)

Indiana--10.93%
$ 1,430  Indiana Transportation Finance Authority
           Airport Facilities Series A..............................   A1           A        11/01/16      6.250%       $  1,542,713
  5,320  Indiana Transportation Finance Authority
           Airport Facilities Series A (Pre-refunded with
            U.S. Government Securities to 11/01/02 @ 102)...........   Aaa          A        11/01/16      6.250           5,858,809
  6,000  Indianapolis Gas Utility Revenue Series A
           (Pre-refunded with U.S. Government Securities
           to 06/01/02 @ 102) (FGIC Insured)........................   Aaa          AAA      06/01/23      6.200           6,545,160
  2,000  Indianapolis Local Public Improvement Bond Bank............   Aa           AA-      07/01/10      6.000           2,181,180
  4,000  Marion County Hospital Authority
           Methodist Hospital of Indiana (Escrowed to maturity).....   Aa3          AAA      09/01/13      6.500           4,134,800
  5,725  Petersburg County Pollution Control Revenue
           Indianapolis Power & Light Company.......................   Aa2          AA-      12/01/24      6.625           6,422,191
  1,000  Purdue University Series B (Pre-refunded with
           U.S. Government Securities to 01/01/05 @ 103)............   Aa2          AA-      07/01/15      6.700           1,156,780
                                                                                                                        ------------
                                                                                                                          27,841,633
                                                                                                                        ------------
Kentucky--3.31%
  7,750  Boone County Pollution Control Revenue
           Dayton Power & Light Company.............................   Aa3          AA-      11/15/22      6.500           8,440,448
                                                                                                                        ------------
Massachusetts--8.21%
  8,500  Massachusetts Bay Transportation Authority Series C
           (Pre-refunded with U.S. Government Securities to
           03/01/02 @ 102)..........................................   Aa3          AA-      03/01/23      6.100           9,190,115
  2,000  Massachusetts Water Pollution Abatement Series A...........   Aa1          AA       08/01/16      5.375           2,088,800
  2,750  Massachusetts Water Resources Authority Series A
           (Pre-refunded with U.S. Government
           Securities to 12/01/01 @ 102)............................   Aaa          AAA      12/01/19      6.500           3,003,632
  6,000  Massachusetts Water Resources Authority Series A
           (Pre-refunded with U.S. Government
           Securities to 07/15/02 @ 102)............................   Aaa          AAA      07/15/21      6.500           6,623,700
                                                                                                                        ------------
                                                                                                                          20,906,247
                                                                                                                        ------------
Nevada--2.89%
  6,750  Clark County Pollution Control Revenue
           Nevada Power Company (FGIC Insured)......................   Aaa          AAA      06/01/19      6.600           7,354,058
                                                                                                                        ------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

Principal
  Amount                                                              Moody's      S&P       Maturity     Interest
  (000)                                                                Rating     Rating       Dates        Rates          Value
---------                                                             -------     ------     --------     --------         -----
LONG-TERM MUNICIPAL BONDS (continued)

New York--13.39%
$    35  New York City General Obligation
           Subseries C-1 & Series H.................................   A3           A-       08/01/17      7.000%       $     38,531
    600  New York City General Obligation Series H..................   A3           A-       02/01/16      7.000             653,232
  4,400  New York City General Obligation Series H
           (Pre-refunded with U.S. Government Securities to
            02/01/02 @ 101 1/2).....................................   NR           A-       02/01/16      7.000           4,842,244
  1,500  New York City General Obligation Series J
           (MBIA Insured)...........................................   Aaa          AAA      08/01/13      5.375           1,577,280
  1,115  New York City General Obligation Subseries C-1
           (Pre-refunded with U.S. Government Securities to
           08/01/02 @ 101 1/2)......................................   Aaa          A-       08/01/17      7.000           1,244,117
  1,000  New York State Dormitory Authority Revenue Series 2
           2nd City University Series 2.............................   Baa1         BBB+     07/01/28      5.000             958,440
  6,000  New York State Local Government Assistance Corporation
           Series B (Pre-refunded with U.S. Government
           Securities to 04/01/02 @ 102)............................   Aaa          A+       04/01/21      6.250           6,541,800
  5,350  New York State Local Government Assistance Corporation
           Series D (Pre-refunded with U.S. Government
           Securities to 04/01/02 @ 102)............................   Aaa          AAA      04/01/21      6.750           5,908,433
  1,500  New York State Medical Care Facilities
           Hospital & Nursing Homes (FHA Insured)...................   NR           AAA      02/15/31      6.600           1,627,005
  8,695  New York City Municipal Water Finance Authority
           Water & Sewer System Series A............................   A1           A        06/15/17 to   6.000 to        9,257,087
                                                                                             06/15/21      6.250
  1,375  New York City Municipal Water Finance Authority
           Water & Sewer System Series A (Pre-refunded with
           U.S. Government Securities to 06/15/01 @ 100)............   Aaa          A        06/15/21      6.250           1,453,595
                                                                                                                        ------------
                                                                                                                          34,101,764
                                                                                                                        ------------
North Carolina--2.20%
  2,700  North Carolina Eastern Municipal Power Agency
           Series A.................................................   Baa1         BBB      01/01/21      6.400           2,849,580
  1,630  North Carolina Municipal Power Agency
           Catawba Electric Revenue.................................   A3           A-       01/01/17      6.250           1,737,955
    920  North Carolina Municipal Power Agency
           Catawba Electric Revenue (Pre-refunded with
           U.S. Government Securities to 01/01/03 @ 102)............   A3           A-       01/01/17      6.250           1,013,316
                                                                                                                        ------------
                                                                                                                           5,600,851
                                                                                                                        ------------
Pennsylvania--2.08%
  2,500  Pennsylvania State Turnpike Commission
           Turnpike Revenue Series N (FGIC Insured).................   Aaa          AAA      12/01/19      5.500           2,556,950
  2,680  Philadelphia School District Series A (MBIA Insured).......   Aaa          AAA      04/01/15      5.250           2,751,315
                                                                                                                        ------------
                                                                                                                           5,308,265
                                                                                                                        ------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

Principal
  Amount                                                              Moody's      S&P       Maturity     Interest
  (000)                                                                Rating     Rating       Dates        Rates          Value
---------                                                             -------     ------     --------     --------         -----
LONG-TERM MUNICIPAL BONDS (continued)

Rhode Island--2.55%
$ 6,175  Rhode Island Housing Finance Authority
            Homeownership Opportunity Series 10-A...................   Aa2          AA+      04/01/27      6.500%       $  6,501,596
                                                                                                                        ------------
South Carolina--4.88%
  5,035  South Carolina Public Service Authority
           Santee Cooper Series D (Pre-refunded with U.S.
           Government Securities to 07/01/02 @ 102).................   Aaa          AAA      07/01/31      6.625           5,571,127
  6,290  Richland County Pollution Control Revenue
           Union Camp Corporation Project Series C..................   A1           A-       11/01/20      6.550           6,852,137
                                                                                                                        ------------
                                                                                                                          12,423,264
                                                                                                                        ------------
Texas--13.12%
  5,000  Texas Health Facilities Development Corporation
           All Saints Episcopal Hospital (MBIA Insured).............   Aaa          AAA      08/15/22      6.250           5,478,100
  4,000  Coastal Bend Health Facilities
           Incarnate Word Health System (AMBAC Insured).............   Aaa          AAA      01/01/17      6.300           4,349,480
  4,750  Harris County Subordinated Lien Revenue....................   Aa2          AA       08/01/14      6.750           5,143,537
    915  Harris County Toll Road Authority Senior Lien
           (AMBAC Insured)..........................................   Aaa          AAA      08/15/17      6.500           1,000,928
  1,000  Houston Water & Sewer System Series B
           (Pre-refunded with U.S. Government
           Securities to 12/01/01 @ 102)............................   A3           A        12/01/14      6.375           1,083,540
  6,180  Houston Water & Sewer System Series C
           (Pre-refunded with U.S. Government
           Securities to 12/01/01 @ 102) (AMBAC Insured)............   Aaa          AAA      12/01/17      6.375           6,651,040
  2,350  Port Corpus Christi Industrial Development Revenue
           Valero Energy Corporation Series C.......................   Baa3         BBB-     04/01/18      5.400           2,317,076
  6,750  Sabine River Authority Pollution Control Revenue
           Texas Utilities Electric Company (FGIC Insured)..........   Aaa          AAA      10/01/22      6.550           7,389,630
                                                                                                                        ------------
                                                                                                                          33,413,331
                                                                                                                        ------------
Virginia--4.39%
  4,500  Virginia Beach Development Authority
           Sentara Bayside Hospital.................................   Aa2          AA       11/01/21      6.300           4,872,915
  5,815  Virginia Transportation Board Revenue
           Route 28 Project.........................................   Aa           AA       04/01/18      6.500           6,308,170
                                                                                                                        ------------
                                                                                                                          11,181,085
                                                                                                                        ------------
Washington--3.44%
  3,625  Metropolitan Seattle Sewer Series T
           (Pre-refunded with U.S. Government Securities to
           01/01/00 @ 102)..........................................   Aaa          AA-      01/01/31      6.875           3,795,991
  4,500  Metropolitan Seattle Sewer Series W (MBIA Insured).........   Aaa          AAA      01/01/33      6.300           4,967,595
                                                                                                                        ------------
                                                                                                                           8,763,586
                                                                                                                        ------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

Principal
  Amount                                                              Moody's      S&P       Maturity     Interest
  (000)                                                                Rating     Rating       Dates        Rates          Value
---------                                                             -------     ------     --------     --------         -----
LONG-TERM MUNICIPAL BONDS (continued)

Wisconsin--2.86%
$ 6,750  Wisconsin Health and Educational Facilities
           Authority--Sisters of Sorrowful Mother Health
           Care System (MBIA Insured)...............................   Aaa          AAA      06/01/20      6.250%       $  7,274,205
                                                                                                                        ------------
Total Long-Term Municipal Bonds (cost--$229,679,498)................                                                     249,487,244
                                                                                                                        ------------

SHORT-TERM MUNICIPAL NOTES--0.51%

Georgia--0.39%
  1,000  Burke County Development Authority
           Pollution Control Revenue Georgia Power Company..........   VMIG1        A-1      04/01/99      3.300*          1,000,000
                                                                                                                        ------------

New York--0.12%
    300  New York City Series B Subseries B-7 (AMBAC Insured).......   VMIG1        A-1+     04/01/99      3.300*            300,000
                                                                                                                        ------------
Total Short-Term Municipal Notes (cost--$1,300,000).................                                                       1,300,000
                                                                                                                        ------------
Total Investments (cost--$230,979,498)--98.47%......................                                                     250,787,244
Other assets in excess of liabilities--1.53%........................                                                       3,897,715
                                                                                                                        ------------
Net Assets--100.00%.................................................                                                    $254,684,959
                                                                                                                        ============

--------------

* Variable rate demand notes are payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of March 31, 1999.
+ Variable rate demand note is payable on demand. The interest rate shown is the current rate at March 31, 1999. The maturity date reflects the earliest date bond can be put back to issuer.
AMBAC--American Municipal Bond Assurance Corporation
FGIC--Financial Guaranty Insurance Company
FHA--Federal Housing Authority
MBIA--Municipal Bond Investors Assurance

                See accompanying notes to financial statements.

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

STATEMENT OF ASSETS AND LIABILITIES                   MARCH 31, 1999 (unaudited)

Assets
Investments in securities, at value (cost--$230,979,498) .........................................   $250,787,244
Cash .............................................................................................          6,157
Interest receivable ..............................................................................      4,301,530
Other assets .....................................................................................          4,387
                                                                                                     ------------
Total assets .....................................................................................    255,099,318
                                                                                                     ------------

Liabilities
Dividends payable to preferred shareholders ......................................................        176,168
Payable to investment adviser and administrator ..................................................        167,908
Accrued expenses and other liabilities ...........................................................         70,283
                                                                                                     ------------
Total liabilities ................................................................................        414,359
                                                                                                     ------------

Net Assets
Auction Preferred Shares Series A & B--1,600 non-participating shares authorized, issued and outstanding; $0.001 par value; $50,000 liquidation
     value .......................................................................................     80,000,000
                                                                                                     ------------
Common Stock--$0.001 par value; total authorized shares--199,998,400; 10,356,667
shares issued and outstanding ....................................................................    153,674,140
Undistributed net investment income ..............................................................      1,085,264
Accumulated net realized gain from investment transactions .......................................        117,809
Net unrealized appreciation of investments .......................................................     19,807,746
                                                                                                     ------------
Net assets applicable to common shareholders .....................................................    174,684,959
                                                                                                     ------------
Total net assets .................................................................................   $254,684,959
                                                                                                     ============

Net asset value per common share ($174,684,959 applicable to 10,356,667 common shares
   outstanding)...................................................................................   $      16.87
                                                                                                     ============

                 See accompanying notes to financial statements

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

STATEMENT OF OPERATIONS

                                                                   For the Six Months
                                                                         Ended
                                                                     March 31, 1999
                                                                       (unaudited)
                                                                   ------------------
Investment income:

Interest ...........................................................   $ 7,420,499
                                                                       -----------

Expenses:
Investment advisory and administration .............................     1,149,221
Auction Preferred Shares expenses ..................................       147,320
Custody and accounting .............................................        77,615
Legal and audit ....................................................        39,836
Reports and notices to shareholders ................................        32,470
Transfer agency fees ...............................................        18,028
Directors' fees ....................................................         5,250
Other expenses .....................................................        10,011
                                                                       -----------
                                                                         1,479,751
Less: Fee waivers from adviser .....................................      (159,613)
                                                                       -----------
Net expenses .......................................................     1,320,138
                                                                       -----------
Net investment income ..............................................     6,100,361
                                                                       -----------

Realized and unrealized gains (losses) from investment activities:
   Net realized gain from investment transactions ..................       461,687
   Net change in unrealized appreciation/depreciation of
     investments....................................................    (2,889,406)
                                                                       -----------
Net realized and unrealized loss from investment activities ........    (2,427,719)
                                                                       -----------
Net increase in net assets resulting from operations ...............   $ 3,672,642
                                                                       ===========

                 See accompanying notes to financial statements

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

STATEMENT OF CHANGES IN NET ASSETS

                                                                     For the Six Months
                                                                           Ended                For the Year
                                                                        March 31,1999              Ended
                                                                         (unaudited)         September 30, 1998
                                                                     ------------------      ------------------
From operations:
Net investment income ...........................................        $   6,100,361         $  12,294,764
Net realized gain from investment transactions ..................              461,687                    --
Net change in unrealized appreciation/depreciation of
  investments....................................................           (2,889,406)            3,080,854
                                                                         -------------         -------------
Net increase in net assets resulting from operations ............            3,672,642            15,375,618
                                                                         -------------         -------------

Dividends to stockholders from:
Net investment income--common stockholders ......................           (4,660,500)           (9,321,000)
Net investment income--preferred stockholders ...................           (1,309,733)           (2,838,610)
                                                                         -------------         -------------
Total dividends to stockholders .................................           (5,970,233)          (12,159,610)
                                                                         -------------         -------------
Net increase (decrease) in net assets ...........................           (2,297,591)            3,216,008

Net assets:
Beginning of period .............................................          256,982,550           253,766,542
                                                                         -------------         -------------
End of period (including undistributed net investment income
 of $1,085,264 and $955,136, respectively) ......................        $ 254,684,959         $ 256,982,550
                                                                         =============         =============

                 See accompanying notes to financial statements

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

STATEMENT OF CASH FLOWS

                                                                                For the Six Months
                                                                                       Ended
                                                                                  March 31, 1999
                                                                                    (unaudited)
                                                                                ------------------
Cash flows provided (used) by operating activities:
Interest received ...........................................................        $ 7,490,292
Expenses paid (net of fee waivers) ..........................................         (1,552,495)
Purchase of short-term portfolio investments, net ...........................         (1,300,000)
Purchase of long-term portfolio investments .................................         (6,453,925)
Sale of long-term portfolio investments .....................................          7,692,525
                                                                                     -----------
Net cash provided by operating activities ...................................          5,876,397
                                                                                     -----------

Cash flows used for financing activities:
Dividends paid from net investment income to common stockholders ............         (4,660,500)
Dividends paid from net investment income to preferred stockholders .........         (1,209,740)
                                                                                     -----------
Net cash used for financing activities ......................................         (5,870,240)
                                                                                     -----------

Net increase in cash ........................................................              6,157
Cash at beginning of period .................................................                 --
                                                                                     -----------
Cash at end of period .......................................................        $     6,157
                                                                                     -----------

Reconciliation of Net Increase in Net Assets Resulting from Operations to Net
   Cash Provided by Operating Activities:
Net increase in net assets resulting from operations ........................        $ 3,672,642
                                                                                     -----------
Decrease in investments, at value ...........................................          2,361,316
Decrease in interest receivable .............................................             74,796
Increase in other assets ....................................................             (4,043)
Increase in payable to investment adviser and administrator .................              4,827
Decrease in accrued expenses and other liabilities ..........................           (233,141)
                                                                                     -----------
Total adjustments ...........................................................          2,203,755
                                                                                     -----------
Net cash provided by operating activities ...................................        $ 5,876,397
                                                                                     ===========

                 See accompanying notes to financial statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

   Investment Grade Municipal Income Fund Inc. (the "Fund") was incorporated in Maryland on August 6, 1992, and is registered with the Securities and Exchange Commission as a closed-end diversified management investment company.

   The preparation of financial statements in accordance with generally accepted accounting principles requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

   Valuation of Investments--Where market quotations are readily available, portfolio securities are valued thereon, provided such quotations adequately reflect the fair value of the securities, in the judgment of Mitchell Hutchins Asset Management Inc. ("Mitchell Hutchins"), a wholly owned asset management subsidiary of PaineWebber Incorporated and investment adviser and administrator of the Fund. When market quotations are not readily available, securities are valued based upon appraisals received from a pricing service which utilizes a computerized matrix pricing system, or based upon appraisals derived from information concerning those securities or similar securities received from recognized dealers in those securities. All other securities are valued at fair value as determined in good faith by or under the direction of the Fund's board of directors. The amortized cost method of valuation, which approximates market value, is used to value certain debt obligations with 60 days or less remaining to maturity, unless the Fund's board of directors determines that this does not represent fair value.

   Investment Transactions and Investment Income--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of securities.

   Dividends and Distributions--The Fund intends to pay monthly dividends to common stockholders at a level rate that over time will result in the distribution of all of the Fund's net investment income remaining after the payment of dividends on any outstanding preferred stock. Dividends and distributions to common stockholders are recorded on the ex-dividend date. Dividends to preferred stockholders are accrued daily. Dividends from net investment income and distributions from realized capital gains from investment transactions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

CONCENTRATION OF RISK

   The Fund follows an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.

INVESTMENT ADVISER AND ADMINISTRATOR

   The Fund's board of directors has approved an investment advisory and administration contract ("Advisory Contract") with Mitchell Hutchins, under which Mitchell Hutchins serves as investment adviser and administrator of the Fund. In accordance with the Advisory Contract, Mitchell Hutchins receives compensation from the Fund, computed weekly and paid monthly, at the annual rate of 0.90% of the Fund's average weekly net assets. For the six months ended March 31, 1999, Mitchell Hutchins voluntarily waived $159,613 in investment advisory and administration fees from the Fund.

NOTES TO FINANCIAL STATEMENTS (unaudited)

INVESTMENTS IN SECURITIES

   For federal income tax purposes, the cost of securities owned at March 31, 1999 was substantially the same as the cost of securities for financial statement purposes.

   At March 31,1999, the components of the net unrealized appreciation of investments were as follows:

      Gross appreciation (from investments having an excess of value over cost)..............   $19,883,648
      Gross depreciation (from investments having an excess of cost over value)..............       (75,902)
                                                                                                -----------
      Net unrealized appreciation of investments.............................................   $19,807,746
                                                                                                ===========

   For the six months ended March 31, 1999, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $6,453,925 and $7,692,525, respectively.

FEDERAL TAX STATUS

   The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

   At September 30, 1998, the Fund had a net capital loss carryforward of $343,878 available as a reduction, to the extent provided in the regulations, of future net realized capital gains, and will expire by September 30, 2004. To the extent that such losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed.

CAPITAL STOCK

   Common Stock--There are 199,998,400 shares of $0.001 par value common stock authorized. Of the 10,356,667 common shares outstanding, 8,235 shares are owned by Mitchell Hutchins.

   Auction Preferred Shares--The Fund has issued 800 shares of Auction Preferred Shares Series A and 800 shares of Auction Preferred Shares Series B, which are referred to herein collectively as the "APS." All shares of each series of APS have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

   Dividends, which are cumulative, are generally reset every 28 days for APS Series A and 3 months for APS Series B. Dividend rates ranged from 3.00% to 3.55% for the six months ended March 31, 1999.

   The Fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

   The APS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the preferred shares will vote separately as a class on certain matters, as required by law. The holders of the preferred shares have the right to elect two directors of the Fund.

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                                                 For the
                                                               Six Months
                                                                  Ended
                                                                March 31,              For the Years Ended September 30,
                                                                  1999      ------------------------------------------------------
                                                               (unaudited)    1998       1997       1996       1995       1994
                                                               -----------  --------   --------   --------   --------   --------
Net asset value, beginning of period..........................  $  17.09    $  16.78   $  16.11   $  15.73   $  14.72   $  17.04
                                                                --------    --------   --------   --------   --------   --------
Net investment income.........................................      0.59        1.19       1.19       1.21       1.18       1.17
Net realized and unrealized gains (losses) from investments...     (0.23)       0.29       0.65       0.35       1.03      (2.28)
                                                                --------    --------   --------   --------   --------   --------
Net increase (decrease) from investment operations............      0.36        1.48       1.84       1.56       2.21      (1.11)
                                                                --------    --------   --------   --------   --------   --------
Dividends from net investment income:
  Common stockholders.........................................     (0.45)      (0.90)     (0.90)     (0.90)     (0.90)     (0.98)
  Common share equivalent of dividends paid to preferred
    stockholders..............................................     (0.13)      (0.27)     (0.27)     (0.28)     (0.30)     (0.21)
Distributions from net realized gains from investment
    transactions..............................................        --          --         --         --         --      (0.02)
                                                                --------    --------   --------   --------   --------   --------
Total dividends and distributions to stockholders.............     (0.58)      (1.17)     (1.17)     (1.18)     (1.20)     (1.21)
                                                                --------    --------   --------   --------   --------   --------
Net asset value, end of period................................  $  16.87    $  17.09   $  16.78   $  16.11   $  15.73   $  14.72
                                                                ========    ========   ========   ========   ========   ========
Market value, end of period...................................  $  15.88    $  15.94   $  15.06      13.63   $  13.00   $  12.38
                                                                ========    ========   ========   ========   ========   ========
Total investment return (1)...................................      2.46%      12.21%     17.76%     12.03%     12.63%    (15.21)%
                                                                ========    ========   ========   ========   ========   ========
Ratios to average net assets attributable to common shares:
  Total expenses, net of waivers from adviser.................      1.50%*      1.44%      1.44%      1.34%      1.69%      1.70%
  Total expenses, before waivers from adviser.................      1.69%*      1.62%      1.77%      1.71%      1.82%      1.70%
  Net investment income before preferred stock dividends......      6.95%*      7.03%      7.27%      7.61%      7.87%      7.32%
  Preferred stock dividends...................................      1.49%*      1.62%      1.66%      1.73%      2.02%      1.33%
  Net investment income available to common stockholders......      5.46%*      5.41%      5.61%      5.88%      5.85%      5.99%
Supplemental data:
  Net assets, end of period (000's)...........................  $254,685    $256,983   $253,767   $246,804   $242,906   $232,406
  Portfolio turnover rate.....................................         3%          0%         3%         0%         7%         0%
  Asset coverage per share of preferred stock, end of period..  $159,178    $160,614   $158,604   $154,252   $151,816   $145,254

--------------
*   Annualized
(1) Total investment return is calculated assuming a purchase of common stock at the current market price on the first day and a sale at the current market price on the last day of each period reported and assuming reinvestment of dividends and other distributions to common stockholders at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return for period of less than one year has not been annualized. Total investment return does not reflect brokerage commissions.

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

GENERAL INFORMATION

THE FUND

   Investment Grade Municipal Income Fund Inc. (the "Fund") is a diversified closed-end management investment company whose shares trade on the New York Stock Exchange, Inc. ("NYSE"). The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund's investment adviser and administrator is Mitchell Hutchins Asset Management Inc., a wholly owned asset management subsidiary of PaineWebber Incorporated, which has over $61 billion in assets under management as of April 30, 1999.

SHAREHOLDER INFORMATION

   The Fund's NYSE trading symbol is "PPM." Weekly comparative net asset value and market price information about the Fund is published each Monday in The Wall Street Journal, each Sunday in The New York Times and each week in Barron's, as well as in numerous other newspapers.

   An annual meeting of shareholders of the Fund was held on January 21, 1999. At the meeting, Margo N.Alexander, Richard Q. Armstrong, E. Garrett Bewkes, Jr., Richard R. Burt, Mary C. Farrell, Meyer Feldberg, George W. Gowen, Frederick V. Malek and Carl W. Schafer were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified; and PricewaterhouseCoopers LLP was ratified as independent accountants for the Fund for fiscal year ended September 30, 1999.

COMMON STOCK AND APS SHARES VOTING AS A SINGLE CLASS:

PROPOSAL 1

                                                                Shares
                                                Shares         Withhold
                                               Voted For       Authority
                                               ---------       ---------
To vote for or against the election of:
Richard Q. Armstrong ..................       9,917,947.35    107,438.133
E. Garrett Bewkes, Jr .................       9,908,625.35    116,760.133
Richard R. Burt .......................       9,921,158.35    104,227.133
Mary C. Farrell .......................       9,918,703.35    106,682.133
George W. Gowen .......................       9,907,462.35    117,923.133
Frederick V. Malek ....................       9,912,836.35    112,549.133
Carl W. Schafer .......................       9,917,096.35    108,289.133

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PROPOSAL 2

                                                                                  Shares
                                                                 Shares          Withhold        Shares
                                                                Voted For        Authority       Against
                                                                ---------        ---------       -------
Ratification of the selection of
PricewaterhouseCoopers LLP as independent accountants
for the fiscal year ending September 30, 1999 .......         9,902,742.048     102,189.438     20,454.000

AUCTION PREFERRED SHARES:

PROPOSAL 1

                                                                 Shares
                                                 Shares         Withhold
                                                Voted For       Authority
                                                ---------       ---------

To vote for or against the election of:
Margo N. Alexander ....................         1,600.000           0
Meyer Feldberg ........................         1,600.000           0

(Broker non-votes and abstentions are included within the "Shares Withhold Authority" totals)

YEAR 2000 RISKS

   Like other funds and financial and business organizations around the world, the Fund could be adversely affected if the computer systems used by its investment adviser, other service providers and entities with computer systems that are linked to Fund records do not properly process and calculate date-related information and data from and after January 1, 2000. This is commonly known as the "Year 2000 Issue."

   Mitchell Hutchins is taking steps that it believes are reasonably designed to address the Year 2000 Issue with respect to the computer systems that it uses, and to obtain satisfactory assurances that each of the Fund's other major service providers is taking comparable steps. However, there can be no assurance that these steps will be sufficient to avoid any adverse impact on the Fund.

DISTRIBUTION POLICY

   The Fund's Board of Directors has established a Dividend Reinvestment Plan (the "Plan") under which all common stockholders whose shares are registered in their own names, or in the name of PaineWebber or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common stockholders elect to receive cash. Common stockholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such stockholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

   A stockholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and stockholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the stockholder's name and address as they appear on that share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a stockholder to take all subsequent distributions in cash. An election will

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

GENERAL INFORMATION (concluded)

be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

   Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a particular stockholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares of common stock in connection with the Plan. There is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

   Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PNC Bank, National Association, c/o PFPC Inc., P.O. Box 8950, Wilmington, Delaware 19899.

(Page intentionally left blank)

DIRECTORS

E. Garrett Bewkes, Jr.
Chairman

Margo N. Alexander

Richard Q. Armstrong

Richard R. Burt

Mary C. Farrell

Meyer Feldberg

George W. Gowen

Frederic V. Malek

Carl W. Schafer

Brian M. Storms


PRINCIPAL OFFICERS

Margo N. Alexander
President

Victoria E. Schonfeld
Vice President

Dianne E. O'Donnell
Vice President and Secretary

Dennis L. McCauley
Vice President

Paul H. Schubert
Vice President and Treasurer

Elbridge T. Gerry III
Vice President


INVESTMENT ADVISER AND
ADMINISTRATOR

Mitchell Hutchins Asset Management Inc.
1285 Avenue of the Americas
New York, New York 10019


The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the Fund for their information. It is not a prospectus, circular or representation intended for the use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.

SEMIANNUAL REPORT

INVESTMENT

GRADE MUNICIPAL

INCOME FUND INC.



MARCH 31, 1999


          PaineWebber
(C)1999 PaineWebber Incorporated
          Member SIPC